Unaudited Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (Parenthetical)		6 Months Ended
	Nov. 14, 2024	Jun. 30, 2025
Profit or loss [abstract]
Reverse stock split conversion ratio	0.01
Effective date of reverse stock split		Nov. 14, 2024
Reverse stock split description		In connection with a reverse stock split of 100-to-1 effective November 14, 2024